Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables
Schedule of trade and other receivables
	December 31,	December 31,
	2023	2022

Trade receivables	$5,875	$5,624
Other receivables	3,611	5,928
	$9,486	$11,552